Columbia Funds Series Trust II
290 Congress Street
Boston, MA 02210
December 1, 2025
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Series Trust II (the Registrant)
Columbia Disciplined Core Fund
Columbia Disciplined Growth Fund
Columbia Disciplined Value Fund
Columbia Floating Rate Fund
Columbia Global Opportunities Fund
Columbia Government Money Market Fund
Columbia Income Opportunities Fund
Columbia Minnesota Tax-Exempt Fund
Columbia Select Short Corporate Income Fund
(formerly known as Columbia Limited Duration Credit Fund)
Columbia Strategic Municipal Income Fund

Post-Effective Amendment No. 252
File No. 333-131683 /811-21852
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 252 (Amendment). This Amendment was filed electronically on November 24, 2025.
If you have any questions, please contact either me at (212) 850-1703 or Patrick Gannon at (617) 385-9534.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust II